Consolidated Statement Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement Of Earnings [Abstract]
Revenues, Net of Royalties	$ 8,019	$ 5,858	$ 5,160
Expenses
Production and mineral taxes	133	134	105
Transportation and processing	1,505	1,476	1,231
Operating	735	859	794
Purchased product	1,191	441	349
Depreciation, depletion and amortization	1,745	1,565	1,956
Impairments		21	4,695
Accretion of asset retirement obligation	52	53	53
Administrative	327	439	392
Interest	654	563	522
Foreign exchange (gain) loss, net	403	325	(107)
(Gain) loss on divestitures	(3,426)	(7)
Other	71	1	1
Total Expenses	3,390	5,870	9,991
Net Earnings (Loss) Before Income Tax	4,629	(12)	(4,831)
Income tax expense (recovery)	1,203	(248)	(2,037)
Net Earnings (Loss)	3,426	236	(2,794)
Net earnings attributable to noncontrolling interest	34
Net Earnings (Loss) Attributable to Common Shareholders	$ 3,392	$ 236	$ (2,794)
Net Earnings (Loss) per Common Share
Earnings Per Share, Basic and Diluted	$ 4.58	$ 0.32	$ (3.79)